PROPERTY, PLANT AND EQUIPMENT AND OPERATING LEASES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	All other liabilities (Note 14)	All other liabilities (Note 14)
Operating lease liabilities	$ 2,089	$ 2,496
Remaining lease terms	14 years
Power
Property, Plant and Equipment [Line Items]
Pre-tax impairment charges	$ 59